Cover	Sep. 26, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2024
Entity File Number	001-40923
Entity Registrant Name	Franklin BSP Realty Trust, Inc.
Entity Central Index Key	0001562528
Entity Tax Identification Number	46-1406086
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	Suite 32A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	588-6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FBRT
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Series E Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	FBRT PRE
Security Exchange Name	NYSE